LOANS PAYABLE (Tables)	6 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LOANS

The Company had the following bank loans as of March 31, 2024, which arose from acquisition of One Eighty Ltd on June 26, 2023:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at March 31, 2024
CIMB BANK BERHAD	5/23/2014	$591,199	BLR*-2.10%	240 months	Real property loan	$408,053
	5/23/2014	188,742	BLR*-2.10%	240 months	Real property loan	137,101
Hong Leong Islamic Bank	2/26/2019	229,513	IFR**-2.55%	216 months	Real property loan	179,262
	2/26/2019	235,553	IFR**-2.55%	216 months	Real property loan	183,889
	2/26/2019	439,181	IFR**-2.55%	216 months	Real property loan	342,645
	2/26/2019	319,248	IFR**-2.55%	216 months	Real property loan	249,306
	2/26/2019	511,012	IFR**-2.55%	216 months	Real property loan	398,654
Hong Leong Islamic Bank	4/23/2020	215,708	3.50%	66 months	Working capital	79,160
Total		$2,730,156				$1,978,070

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at September 30, 2023
CIMB BANK BERHAD	5/23/2014	$591,199	BLR*-2.10%	240 months	Real property loan	$423,661
	5/23/2014	188,742	BLR*-2.10%	240 months	Real property loan	142,283
Hong Leong Islamic Bank	2/26/2019	229,513	IFR**-2.55%	216 months	Real property loan	185,663
	2/26/2019	235,553	IFR**-2.55%	216 months	Real property loan	190,461
	2/26/2019	439,181	IFR**-2.55%	216 months	Real property loan	354,897
	2/26/2019	319,248	IFR**-2.55%	216 months	Real property loan	258,212
	2/26/2019	511,012	IFR**-2.55%	216 months	Real property loan	412,914
Hong Leong Islamic Bank	4/23/2020	215,708	3.50%	66 months	Working capital	102,472
Total		$2,730,156				$2,070,563

*	Base lending rate

**	Islamic financing rate

SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS TO BE PAID

As of March 31, 2024, the future minimum loan payments to be paid by the year are as follows:

12 months ending March 31,	Loan payment
2025	$243,771
2026	243,771
2027	200,649
2028	196,729
2029	196,729
Thereafter	1,883,988
Total future minimum loan payments	2,965,637
Less: imputed interest	(521,452)
Present value of loan liabilities	$2,444,185